Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.30%	14.00%	9.36%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		13.90%	15.48%	10.16%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		13.84%	15.36%	10.01%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%	15.34%	12.21%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%	15.34%	12.21%
Putnam Equity Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Equity Blended Index
Average Annual Return, Percent	[1]	13.39%	14.22%	10.62%
Putnam Equity Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Equity Blended Index
Average Annual Return, Percent	[2]	13.39%	14.22%	10.62%

[1]
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index.

[2]
†	The Putnam Equity Blended Index is comprised of 75% Russell 3000 Index, 19% MSCI EAFE Index-NR, and 6% MSCI Emerging Markets Index.